February 12, 2021

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	The Cutler Trust (“Registrant”), SEC File No. 811-07242

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a supplement, dated February 1, 2021, to the Prospectus for the Cutler Equity Fund (Accession No. 0001398344-21-001956).

If you have any questions or would like further information, please contact me at (513) 587-3447.

Sincerely,

/s/ Tiffany R. Franklin

Tiffany R. Franklin
Assistant Secretary